(19) DEBENTURES (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
DisclosureOfDebenturesLineItems [Line Items]
Accumulated gains (losses) on borrowings at fair value	R$ 47,186	R$ 7,378
Offset by the gains (losses) from the fair value adjustment of the derivative instruments	70,517	21,012
Total gain (loss) on debentures at fair value	23,331	13,634
Prepayment paid of Issue of debentures	R$ 3,506,174	R$ 3,247,401
Net indebtedness divided by EBITDA maximum	3.75
EBITDA divided by the financial income (expenses) minimum	2.25
CDI [Member]
DisclosureOfDebenturesLineItems [Line Items]
Annual interests rate	From 104.68% to 110.77% of CDI | CDI + from 0.76% to 0.89%
IPCA [Member]
DisclosureOfDebenturesLineItems [Line Items]
Annual interests rate	IPCA + 4.84% to 6.31%
TJLP [Member]
DisclosureOfDebenturesLineItems [Line Items]
Annual interests rate	TJLP + 3.48%